                          Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, NW
                             Washington, DC 20004
                               Tel: 202.739.3000
                               Fax: 202.739.3001
                              www.morganlewis.com

July 7, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Nuveen Multistate Trust II (File Nos. 333-14729 and 811-07755)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the form of prospectuses and Statement of Additional Information for Nuveen Multistate Trust II that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that filed electronically as part of Post-Effective Amendment No. 15 on June 28, 2006.

Please do not hesitate to contact me at (202) 739-5662 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman
-------------------------
Thomas S. Harman